Leases - Schedule of Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jul. 31, 2025
Schedule of Right-of-Use Assets and Lease Liabilities [Abstract]
Operating lease right-of-use assets	$ 7,415,273		$ 6,782,354
Operating lease liabilities - current	4,343,563		2,728,326
Operating lease liabilities - noncurrent	3,142,682		4,222,089
Total lease liabilities	$ 7,486,245		$ 6,950,415
Weighted average remaining lease term (years)	3 years 4 months 20 days		3 years 10 months 2 days
Weighted average discount rate	3.40%		2.55%
Cash paid for amounts included in the measurement of lease liabilities:
Payments for operating leases included in cash from operating activities	$ 1,450,936	$ 1,174,328
Supplemental disclosures of non-cash activities:
Obtaining right-of-use assets in exchange for operating lease liabilities	$ 2,282,775	$ 1,126,466